Stockholders' Equity - Summary of Translation Effects of Foreign Subsidiaries Included in Statements of Comprehensive Income (Loss) (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Exchange differences on translation [abstract]
Foreign currency translation result	$ (3,116)	$ 20,648	$ 12,869
Foreign exchange fluctuations from debt	(4,160)	1,367	908
Foreign exchange fluctuations from intercompany balances	(2,243)	(10,385)	(5,801)
Translation effects of foreign subsidiaries, net	$ (9,519)	$ 11,630	$ 7,976